PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

a.Composition of property and equipment, grouped by major classifications, is as follows:

	December 31,
	2015	2014
Cost:

Buildings and land	$93,499	$93,094
Computers, software and electronic equipment	70,590	67,874
Equipment leased to others	73,798	75,606
Office furniture and equipment	7,782	7,823
Vehicles	436	455
Leasehold improvements	2,330	2,747

	248,435	247,599

Accumulated depreciation and impairment *)	166,472	156,706

Depreciated cost	$81,963	$90,893

*)
During the year ended December 31, 2015, the Company recorded an impairment loss of $4,106. The impairment loss was recorded as reduction of the cost of equipment leased to others and computers, software and electronic equipment in the amount of $4,030 and $76, respectively (see also note 1c).

b.Depreciation expenses totaled $ 9,256, $ 10,091 and $ 9,162 in 2015, 2014 and 2013, respectively.

c.At December 31, 2015 and 2014, property and equipment under capital leases consisted of assets with a depreciated cost of $ 787 and $ 986, respectively. Depreciation expenses under capital leases totaled $ 225, $ 110 and $ 0 for the years ended December 31, 2015, 2014 and 2013, respectively.

d.As for pledges and securities, see also note 12d.